Report of Independent Registered Public
Accounting Firm

To the Shareholders of MFS Global Bond
Fund and
Board of Trustees of MFS Series Trust X

In planning and performing our audit of
the financial statements of MFS Global
Bond Fund (the Fund) (one of the portfolios
 comprising the MFS Series Trust
X (the Trust)) as of and for the year ended
 November 30, 2020, in accordance
with the standards of the Public Company
 Accounting Oversight Board (United
States), we considered the Trusts internal
 control over financial reporting,
including controls over safeguarding securities,
 as a basis for designing our
auditing procedures for the purpose of expressing
 our opinion on the financial
statements and to comply with the requirements
 of Form N-CEN, but not for
the purpose of expressing an opinion on the
 effectiveness of the Trusts
internal control over financial reporting.
 Accordingly, we express no such
opinion.
The management of the Trust is responsible
 for establishing and maintaining
effective internal control over financial
 reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected
benefits and related costs of controls.
 A companys internal control over
financial reporting is a process
 designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted
accounting principles. A companys internal
 control over financial reporting
includes those policies and procedures that
 (1) pertain to the maintenance of
records that, in reasonable detail, accurately
 and fairly reflect the transactions
and dispositions of the assets of the company;
 (2) provide reasonable
assurance that transactions are recorded as
 necessary to permit preparation of
financial statements in accordance with
U.S. generally accepted accounting
principles, and that receipts and
expenditures of the company are being made only in accordance with authorizations of management and directors of the
company; and (3) provide reasonable
 assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets
that could have a material effect on
 the financial statements.
Because of its inherent limitations,
 internal control over financial reporting may not prevent or detect misstatements.
 Also, projections of any evaluation of
effectiveness to future periods are
subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance
with the policies or procedures may
deteriorate.
A deficiency in internal control over
financial reporting exists when the design or operation of a control does not allow management or employees, in the
normal course of performing their
assigned functions, to prevent or
 detect
misstatements on a timely basis.
 A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the
companys annual or interim financial
 statements will not be prevented or
detected on a timely basis.
Our consideration of the Trusts
 internal control over financial reporting was for the limited purpose described in the first paragraph and would not
necessarily disclose all deficiencies
 in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States). However
, we noted no deficiencies in the
Trusts internal control over financial reporting and
 its operation, including
controls over safeguarding securities,
 that we consider to be a material
weakness as defined above as of
 November 30, 2020.
This report is intended solely for the
information and use of management and
the Board of Trustees of MFS Series Trust X
 and the Securities and Exchange
Commission and is not intended to be and should
 not be used by anyone other
than these specified parties.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 14, 2021